NATURE OF OPERATIONS (Details Narrative) - USD ($)	Dec. 11, 2024	Aug. 21, 2023	Jun. 21, 2023	Dec. 30, 2022	Aug. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	one-for-50	one-for-25
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Harper and Jones Llc Business Acquisition [Member] | HJ Settlement Agreement [Member] | D Jones Tailored Collection Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate cash payment agreed to pay			$ 229,000
Issuance of common stock, shares			39,052
Percentage of membership interest			100.00%
Stateside [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired					100.00%
Sundry [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired				100.00%
Mosbest LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired					100.00%
Sunnyside LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of equity acquired				100.00%